CONSOLIDATED BALANCE SHEETS (Parentheticals) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 $ / shares
Accounts payable	¥ 6,996	$ 1,018	¥ 3,340
Advance from customers	14,704	2,139	9,751
Short-term borrowings | ¥	0		24,971
Salary and welfare benefits payable	48,835	7,103	41,297
Other taxes payable	16,974	2,469	21,476
Other current liabilities	¥ 36,426	$ 5,296	29,047
Convertible loans | ¥			¥ 41,165
Pre-IPO China Best Reach Co., Limited ("China Best") redeemable shares
Mezzanine equity, par value per share (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Mezzanine equity, authorized shares	0	0	5,660,000
Mezzanine equity, shares issued	0	0	5,660,000
Mezzanine equity, shares outstanding	0	0	5,660,000
Mezzanine equity, redemption value per share | ¥ / shares			¥ 0.45
Mezzanine equity, liquidation value | ¥ / shares			¥ 0.23
Pre-IPO Series A convertible redeemable preferred shares
Mezzanine equity, par value per share (in dollars per share) | $ / shares		$ 0.0001		0.0001
Mezzanine equity, authorized shares	0	0	19,798,750
Mezzanine equity, shares issued	0	0	19,798,750
Mezzanine equity, shares outstanding	0	0	19,798,750
Mezzanine equity, redemption value per share | ¥ / shares			¥ 0.45
Mezzanine equity, liquidation value | ¥ / shares			¥ 0.23
Pre-IPO Series B-1 convertible redeemable preferred shares
Mezzanine equity, par value per share (in dollars per share) | $ / shares		$ 0.0001		0.0001
Mezzanine equity, authorized shares	0	0	12,428,343
Mezzanine equity, shares issued	0	0	12,428,343
Mezzanine equity, shares outstanding	0	0	12,428,343
Mezzanine equity, redemption value per share | ¥ / shares			¥ 0.56
Mezzanine equity, liquidation value | ¥ / shares			¥ 0.30
Pre-IPO Series B-2 convertible redeemable preferred shares
Mezzanine equity, par value per share (in dollars per share) | $ / shares		$ 0.0001		0.0001
Mezzanine equity, authorized shares	0	0	22,742,215
Mezzanine equity, shares issued	0	0	22,742,215
Mezzanine equity, shares outstanding	0	0	22,742,215
Mezzanine equity, redemption value per share | ¥ / shares			¥ 2.69
Mezzanine equity, liquidation value | ¥ / shares			¥ 1.44
Pre-IPO Series C-1 convertible redeemable preferred shares
Mezzanine equity, par value per share (in dollars per share) | $ / shares		$ 0.0001		0.0001
Mezzanine equity, authorized shares	0	0	3,427,812
Mezzanine equity, shares issued	0	0	3,427,812
Mezzanine equity, shares outstanding	0	0	3,427,812
Mezzanine equity, redemption value per share | ¥ / shares			¥ 6.98
Mezzanine equity, liquidation value | ¥ / shares			¥ 3.81
Pre-IPO Series C-2 convertible redeemable preferred shares
Mezzanine equity, par value per share (in dollars per share) | $ / shares		$ 0.0001		0.0001
Mezzanine equity, authorized shares	0	0	33,408,715
Mezzanine equity, shares issued	0	0	33,408,715
Mezzanine equity, shares outstanding	0	0	33,408,715
Mezzanine equity, redemption value per share | ¥ / shares			¥ 7.76
Mezzanine equity, liquidation value | ¥ / shares			¥ 4.24
Pre-IPO Series C+ convertible redeemable preferred shares
Mezzanine equity, par value per share (in dollars per share) | $ / shares				0.0001
Mezzanine equity, authorized shares	0	0	18,855,298
Mezzanine equity, shares issued	0	0	18,855,298
Mezzanine equity, shares outstanding	0	0	18,855,298
Mezzanine equity, redemption value per share | ¥ / shares			¥ 6.62
Mezzanine equity, liquidation value | ¥ / shares			¥ 4.51
Pre-IPO Class A ordinary shares
Common stock, par value per share (in dollars per share) | $ / shares				0.0001
Common stock, shares authorized	0	0	328,418,287
Common stock, shares issued	0	0	39,610,000
Common stock, shares outstanding	0	0	39,610,000
Class A ordinary shares
Common stock, par value per share (in dollars per share) | $ / shares		$ 0.0001		0.0001
Common stock, shares authorized	800,000,000	800,000,000	0
Common stock, shares issued	259,836,223	259,836,223	0
Common stock, shares outstanding	234,030,828	234,030,828	0
Class B ordinary shares
Common stock, par value per share (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Common stock, shares authorized	60,000,000	60,000,000	55,260,580
Common stock, shares issued	55,260,580	55,260,580	55,260,580
Common stock, shares outstanding	55,260,580	55,260,580	55,260,580
Consolidated VIEs without recourse to primary beneficiary
Accounts payable | ¥	¥ 1,871		¥ 3,340
Advance from customers | ¥	13,922		9,751
Short-term borrowings | ¥	0		24,971
Salary and welfare benefits payable | ¥	30,535		40,803
Other taxes payable | ¥	12,651		21,476
Other current liabilities | ¥	5,306		26,422
Convertible loans | ¥
Long-term borrowings | ¥	¥ 0		¥ 2,932